Share-Based Compensation- Schedule Of Share-Based Compensation Expenses (Detail) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
Restricted Stock Units (RSUs) [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses	¥ 1,835	$ 274	¥ 4,063
Restricted Stock Units (RSUs) [Member] | Research and development expenses [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses	644	96	0
Restricted Stock Units (RSUs) [Member] | Administrative expenses [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses	1,191	178	4,063
Share-Based Payment Arrangement, Option [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses	13,763	2,055	22,812
Share-Based Payment Arrangement, Option [Member] | Research and development expenses [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses	6,909	1,031	7,737
Share-Based Payment Arrangement, Option [Member] | Administrative expenses [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses	¥ 6,854	$ 1,023	¥ 15,075